Business Segments and Related Information - Corporate Divisions - Private Bank (Detail) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€) employee		Dec. 31, 2024 EUR (€) employee		Dec. 31, 2023 EUR (€) employee
Net revenues
Total net revenues	[1]	€ 31,434		€ 31,504		€ 31,155
Of which:
Net interest income		15,673		15,161		16,122
Net commission and fee income		10,891		10,372		9,206
Provision for credit losses		1,707		1,830		1,505
Noninterest expenses
Compensation and benefits		11,813		11,731		11,131
General and administrative expenses		8,860		11,243		10,112
Impairment of goodwill and other intangible assets		0		0		233
Restructuring activities		(15)		(3)		220
Total noninterest expenses		20,658		22,971		21,695
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		€ 9,069		€ 6,703		€ 7,955
Employees (full-time equivalent) | employee		89,879		89,753		90,130
Assets		€ 1,440,000		€ 1,391,000		€ 1,317,000
of which: operational risk RWA		63,000	[2]	58,000	[3]	57,000	[4]
Deposits		695,000		668,000		625,000
Loans (gross of allowance for loan losses)		€ 484,000		€ 490,000		€ 485,000
Cost/income ratio		65.70%	[5]	72.90%	[6]	69.60%	[7]
Private Bank
Net revenues
Personal Banking	[8]	€ 5,284		€ 5,253		€ 5,442
Wealth Management and Private Banking	[8],[9]	4,381		4,133		4,128
Total net revenues		9,665		9,386		9,571
Of which:
Net interest income		6,169		5,786		6,156
Net commission and fee income		2,999		2,956		2,852
Remaining income		497		643		563
Provision for credit losses		578		851		783
Noninterest expenses
Compensation and benefits		2,795		2,938		2,808
General and administrative expenses		3,958		4,395		4,718
Impairment of goodwill and other intangible assets		0		0		0
Restructuring activities		(15)		(3)		228
Total noninterest expenses		6,738		7,331		7,755
Noncontrolling interests		0		0		0
Profit (loss) before income taxes		€ 2,348		€ 1,204		€ 1,032
Employees (front office full time equivalent) | employee	[10]	15,840		17,053		18,483
Employees (business aligned operations full time equivalent) | employee	[10]	7,497		7,842		7,780
Employees (allocated central infrastructure, full-time equivalent) | employee	[10]	12,106		12,164		12,202
Employees (full-time equivalent) | employee	[10]	35,443		37,059		38,465
Assets	[10],[11]	€ 316,000		€ 324,000		€ 331,000
Risk-weighted assets	[10]	92,000		97,000		86,000
of which: operational risk RWA	[10],[12]	15,000	[2]	14,000	[3]	8,000	[4]
Leverage exposure	[10]	326,000		336,000		339,000
Deposits	[9]	329,000		320,000		308,000
Loans (gross of allowance for loan losses)	[10]	247,000		257,000		261,000
Assets under Management	[10],[13]	685,000		634,000		579,000
Net flows		€ 27,000		€ 29,000		€ 23,000
Cost/income ratio	[14]	69.70%	[5]	78.10%	[6]	81.00%	[7]
Post-tax return on average shareholders equity	[15],[16]	10.10%		5.10%		4.50%
Post-tax return on average tangible shareholders' equity	[15],[16]	10.50%		5.10%		4.80%

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations

[2]	[4] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. Prior periods have been updated accordingly. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[5]	[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	[6]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	[1] Starting from the first quarter of 2025, a portion of certain European Personal Banking clients have been transferred to the Wealth Management segment. This change reflects adjustments in the Private Bank client's classification to better align financial reporting with the underlying business structure. Prior year’s comparatives are presented in the current reporting structure

[9]	[2]Starting from the fourth quarter of 2025, the Private Bank renamed “Wealth Management & Private Banking” to “Wealth Management”
[10]	3As of year-end
[11]	[4]Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[12]	[5]Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[13]	[6]Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In
Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. In instances in which the Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset
Management (DWS) because they are two distinct, independent qualifying services

[14]	[7]Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[15]	[8]Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 04 - Business segments and related information” of this report

[16]	[9]For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the years 2025, 2024 and 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report